OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Net payments on non-designated derivatives relating to interest rate swaps	3,180	5,311	5,270
Net payments on non-designated derivatives relating to cross currency swaps	(12)	314	(3)
Net settlement on non-designated derivatives relating to commodity swaps	—	(640)	—
Total net cash movement on non-designated derivatives and swap settlements	3,168	4,985	5,267
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to interest rate swaps	(4,873)	102	(2,926)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to cross currency swaps	(72)	(5,411)	(5,012)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to commodity swaps	—	437	(437)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to combined cross currency and interest rate swaps	299	165	—
Total net movement in fair value of non-designated derivatives	(4,646)	(4,707)	(8,375)
Credit loss provision	464	(409)	458
Loss on purchase of bonds and debt extinguishment	(144)	(1,317)	(540)
Dividend income	539	645	1,246
Other items	2,811	2,646	1,458
Total other financial items, net	2,192	1,843	(486)